Crewing costs - Summary of Crew Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Short-term crew benefits (i.e. wages, victualing, insurance)	$ 85,799	$ 87,467
Other crew related costs	11,740	8,784
Total crewing cost	$ 97,539	$ 96,251